Investment Objectives and Goals - Insight Fund	Dec. 31, 2025
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Morgan Stanley Insight Fund (the “Fund”) seeks long-term capital appreciation.
(Morgan Stanley Insight Fund - Class IR)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Morgan Stanley Insight Fund (the “Fund”) seeks long-term capital appreciation.